ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued expenses	$ 5,303	$ 3,162
Hedging transaction liability	474
Deferred tax liability	126	56
Total accrued expenses and other current liabilities	$ 5,903	$ 3,218